Operating Leases	12 Months Ended
Dec. 31, 2024
Operating Leases [Abstract]
Operating leases
9.	Operating leases

The Company entered into various operating lease agreements for offices space. The Company’s lease agreements do not contain any material residual value guarantees or material restrictive covenants.

The following component of lease cost are included in the Company’s consolidated statements of operations and comprehensive income (loss):

	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024
	RMB	RMB	RMB
Operating lease cost	11,385,312	6,051,298	2,600,988
Short-term lease cost	295,564	198,306	429,324
Total lease cost	11,680,876	6,249,604	3,030,312

Supplemental disclosure related to operating leases were as follows:

	For the year ended December 31, 2022	For the year ended December 31, 2023	For the year ended December 31, 2024
	RMB	RMB	RMB
Cash paid for amounts included in the measurement of lease liabilities
Operating cash flows for operating leases	5,822,406	4,648,690	2,360,943

	As of December 31, 2023	As of December 31, 2024
Weighted average remaining lease term of operating leases (years)	3.53	3.26
Weighted average discount rate of operating leases	6.24%	6.24%

The following table summarizes the maturity of operating lease liabilities as of December 31, 2024:

2024
As of December 31,	RMB
2025	2,162,055
2026	1,363,825
2027	1,197,632
2028	602,088
2029	—
Total lease payments	5,325,600
Less: imputed interest	(494,141)
Total lease liabilities	4,831,459
Less: current portion	(1,914,109)
Non-current lease liabilities	2,917,350